Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accrued liabilities
Consulting and professional fees	$ 1,851	$ 1,288
Employee compensation	860	1,172
Other	158	225
Total accrued liabilities	$ 2,869	$ 2,685